UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5565

                          Scudder New Europe Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder New Europe Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                              Shares                          Value ($)
                                                              ------                          ---------


Common Stocks 94.8%
Austria 0.8%
Telekom Austria AG                                            65,202                         1,009,931
(Cost $875,942)

Denmark 0.8%
TDC A/S                                                       28,920                           939,340
(Cost $887,449)

Finland 0.8%
Nokia Oyj                                                     87,898                         1,006,584
(Cost $1,230,625)

France 13.0%
Aventis SA                                                     8,470                           656,479
BNP Paribas SA                                                31,290                         1,819,070
Credit Agricole SA                                           100,071                         2,356,906
Imerys SA                                                     10,960                           665,748
Lafarge SA                                                    26,985                         2,308,769
Publicis Groupe                                               23,280                           629,984
Schneider Electric SA                                         38,402                         2,438,804
Total SA                                                      19,290                         3,738,907
Vivendi Universal SA*                                         47,270                         1,179,778
                                                                                           -----------
(Cost $12,604,745)                                                                          15,794,445

Germany 11.0%
Adidas-Salomon AG                                             14,600                         1,733,181
E.ON AG                                                       49,266                         3,500,525
Hochtief AG                                                   41,550                           960,626
Infineon Technologies AG*                                     48,019                           524,511
Metro AG                                                      63,657                         2,916,695
SAP AG                                                        11,381                         1,821,640
Siemens AG (Registered)                                       27,424                         1,921,551
                                                                                           -----------
(Cost $10,843,994)                                                                          13,378,729

Greece 1.4%
Alpha Bank AE                                                 69,881                         1,654,259
(Cost $1,142,367)

Ireland 1.7%
Depfa Bank PLC                                                64,470                           875,415
Paddy Power PLC                                              100,492                         1,201,525
                                                                                           -----------
(Cost $1,898,722)                                                                            2,076,940

Italy 2.0%
Eni SpA                                                      119,438                         2,454,238
(Cost $1,498,574)

Netherlands 4.6%
Aegon NV                                                     189,419                         2,150,965
ING Groep NV                                                  98,428                         2,280,362
Koninklijke Ahold NV*                                        158,345                         1,175,901
                                                                                           -----------
(Cost $5,358,754)                                                                            5,607,228

Spain 4.5%
Gestevision Telecinco SA*                                      8,587                           135,483
Repsolf YPF, SA                                               59,280                         1,256,564
Telefonica SA                                                280,679                         4,084,436
                                                                                           -----------
(Cost $4,144,075)                                                                            5,476,483

Sweden 2.9%
Autoliv, Inc. (SDR) (b)                                       29,090                         1,207,745
Skandia Forsakrings AB                                       324,000                         1,260,832
Telefonaktiebolaget LM Ericsson "B"*                         400,578                         1,068,764
                                                                                           -----------
(Cost $3,545,107)                                                                            3,537,341

Switzerland 16.3%
ABB Ltd.*                                                    498,679                         2,687,468
Clariant AG (Registered)                                      74,520                         1,002,550
Credit Suisse Group                                           48,510                         1,553,062
Nestle SA (Registered)                                        15,551                         3,965,978
Novartis AG (Registered)                                      80,750                         3,605,473
Roche Holding AG                                              29,577                         2,918,024
Swatch Group AG "B"                                           17,798                         2,262,575
UBS AG (Registered)                                           25,674                         1,714,003
                                                                                           -----------
(Cost $17,055,537)                                                                          19,709,133

United Kingdom 35.0%
AstraZeneca PLC                                               59,360                         2,658,381
Aviva PLC                                                    236,204                         2,407,061
BAA PLC                                                      300,830                         3,062,901
Bovis Homes Group PLC                                         94,967                           888,275
BP PLC                                                       138,544                         1,300,916
Carnival PLC                                                  51,974                         2,544,194
Centrica PLC                                                 446,104                         1,919,902
GlaxoSmithKline PLC                                          183,860                         3,737,250
Hays PLC                                                     815,759                         1,811,063
HSBC Holdings PLC                                            345,847                         5,082,043
Imperial Tobacco Group PLC                                   108,278                         2,356,585
InterContinental Hotels Group PLC                            127,580                         1,356,997
ITV PLC                                                      823,900                         1,566,760
Man Group PLC                                                 68,083                         1,620,534
Michael Page International PLC                               193,690                           606,244
Royal Bank of Scotland Group PLC                             123,417                         3,472,132
Shell Transport & Trading Co., PLC                           500,030                         3,626,070
Vodafone Group PLC*                                        1,098,755                         2,384,355
                                                                                           -----------
(Cost $37,842,378)                                                                          42,401,663


Total Common Stocks (Cost $98,928,269)                                                     115,046,314

Preferred Stocks 2.0%
Germany 2.0%
Fresenius AG                                                   8,110                           600,316
Henkel KGaA                                                   24,270                         1,777,840
                                                                                           -----------
Total Preferred Stocks (Cost $2,293,363)                                                     2,378,156

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional 1.29% (c) (d)
(Cost $1,001,650)                                          1,001,650                         1,001,650

Cash Equivalents 2.4%
Scudder Cash Management QP Trust 1.38% (a)
(Cost $2,919,312)                                          2,919,312                         2,919,312


Total Investment Portfolio  (Cost $105,142,594)                                            121,345,432
                                                                                        ==============



Sector Diversification

                                            Percent
                                            -------
Financials                                    24.1%
Consumer Discretionary                        14.2%
Industrials                                   12.2%
Health Care                                   12.1%
Energy                                        10.5%
Consumer Staples                               7.9%
Telecommunication Services                     7.2%
Utilities                                      4.6%
Information Technology                         3.8%
Materials                                      3.4%
Total                                          100%


*        Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $953,359, which is 0.8% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)      Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder New Europe Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder New Europe Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004